Leases (Tables)	6 Months Ended
Dec. 31, 2022
Leases
Schedule of right-of-use assets	Right-of-use assets:

	31 December	30 June	31 December
	2022	2022	2021
	£’000	£’000	£’000
Property	2,925	3,655	3,328
Plant and machinery	428	417	419
Total	3,353	4,072	3,747

Schedule of lease liabilities

Lease liabilities:

	31 December	30 June	31 December
	2022	2022	2021
	£’000	£’000	£’000
Current	804	1,561	763
Non-current	2,475	2,869	2,994
Total lease liabilities	3,279	4,430	3,757

The following table provides an analysis of the movements in lease liabilities:

£’000
At 1 July 2021	4,340
Cash flows	(868)
Additions	235
Accretion expense	50
At 31 December 2021	3,757
Cash flows	(576)
Additions	1,202
Accretion expense	47
At 30 June 2022	4,430
Cash flows	(1,515)
Additions	300
Accretion expense	64
At 31 December 2022	3,279

Schedule of amounts recognized in the consolidated statement of profit or loss

	Three months ended		Six months ended
	31 December		31 December
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Depreciation charge of right-of-use assets
Property	(361)	(388)	(730)	(772)
Plant and machinery	(225)	(55)	(290)	(99)
	(586)	(443)	(1,020)	(871)
Interest expense (included in finance costs)	(41)	(25)	(64)	(50)
Expense relating to short-term leases (included in operating expenses)	(99)	(97)	(194)	(193)
Expense relating to low value leases (included in operating expenses)	—	(10)	—	(21)